CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 7 – CONVERTIBLE NOTES

As of June 30, 2022 and December 31, 2021, the outstanding principal balance of convertible notes was $490,000 and $10,000, respectively.

On April 11, 2022, the Company entered into a securities purchase agreement, dated as of April 6, 2022, (the “Talos Purchase Agreement”) with Talos Victory Fund, LLC, a Delaware limited liability company (“Talos”), pursuant to which the Company issued to Talos a promissory note in the principal amount of $165,000 (the “Talos Note”). The Company received $148,500 gross proceeds from Talos due to the original issue discount on the Talos Note. In connection with the execution and delivery of the Talos Purchase Agreement and the issuance of the Talos Note, the Company issued to Talos 500,000 commitment shares and a warrant to purchase an additional 1,650,000 shares of common stock of the Company.

On April 13, 2022, the Company entered into a securities purchase agreement, dated as of April 11, 2022, (the “Blue Lake Purchase Agreement”) with Blue Lake Partners, LLC, a Delaware limited liability company (“Blue Lake”), pursuant to which the Company issued to Blue Lake a promissory note in the principal amount of $165,000.00 (the “Blue Lake Note”). The Company received $148,500 gross proceeds from Blue Lake due to the original issue discount on the Blue Lake Note. In connection with the execution and delivery of the Blue Lake Purchase Agreement and the issuance of the Blue Lake Note, the Company issued to Blue Lake 500,000 commitment shares and a warrant to purchase an additional 1,650,000 shares of common stock of the Company.

On May 13, 2022, the Company entered into a securities purchase agreement, dated as of May 11, 2022, (the “Fourth Man Purchase Agreement”) with Fourth Man, LLC (“Fourth Man”), pursuant to which the Company issued to Fourth Man a promissory note in the principal amount of $150,000 (the “Fourth Man Note”). The Company received $135,000 gross proceeds from Fourth Man due to the original issue discount on the Fourth Man Note. In connection with the execution and delivery of the Fourth Man Purchase Agreement and the issuance of the Fourth Man Note, the Company issued to Fourth Man, 607,000 commitment shares and a warrant to purchase an additional 1,500,000 shares of common stock of the Company.

Each of the notes bear interest at 12% and has a fixed price conversion to common stock at $0.025 per share.

As a result of the above transactions, the Company recorded $173,037 in financing fees on these transactions